Schedule of Investments

ARK Autonomous Technology & Robotics ETF

April 30, 2020 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 7.3%
AeroVironment, Inc.*	122,969	$7,410,112
Elbit Systems Ltd. (Israel)	18,096	2,460,513
Kratos Defense & Security Solutions, Inc.*	326,126	4,898,412
Total Aerospace & Defense		14,769,037

Auto Components - 1.3%
Aptiv PLC	36,569	2,543,374

Automobiles - 12.5%
Tesla, Inc.*	32,390	25,325,093

Biotechnology - 0.4%
Organovo Holdings, Inc.*	1,856,206	785,361

Diversified Telecommunication - 2.3%
Iridium Communications, Inc.*	208,260	4,686,891

Electrical Equipment - 1.0%
Rockwell Automation, Inc.	10,353	1,961,686

Electronic Equipment, Instruments & Components - 5.5%
FLIR Systems, Inc.	127,404	5,529,334
Trimble, Inc.*	163,248	5,653,278
Total Electronic Equipment, Instruments & Components		11,182,612

Health Care Equipment & Supplies - 1.9%
Intuitive Surgical, Inc.*	7,418	3,789,708

Interactive Media & Services - 2.9%
Alphabet, Inc., Class C*	1,436	1,936,676
Baidu, Inc. (China)*(a)	22,488	2,269,714
Tencent Holdings Ltd. (China)(a)	33,394	1,757,192
Total Interactive Media & Services		5,963,582

Internet & Direct Marketing Retail - 4.0%
Amazon.com, Inc.*	1,799	4,450,726
JD.com, Inc. (China)*(a)	86,366	3,722,375
Total Internet & Direct Marketing Retail		8,173,101

Machinery - 15.9%
Caterpillar, Inc.	33,341	3,880,226
Deere & Co.	18,527	2,687,527
ExOne Co. (The)*	493,982	3,838,240
Komatsu Ltd. (Japan)(a)	217,168	4,126,192
Proto Labs, Inc.*	172,770	17,551,704
Total Machinery		32,083,889

Semiconductors & Semiconductor Equipment - 14.9%
NVIDIA Corp.	10,836	3,167,146
NXP Semiconductors NV (Netherlands)	42,007	4,182,637
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	39,629	2,105,489
Teradyne, Inc.	117,176	7,328,187
Xilinx, Inc.	153,449	13,411,442
Total Semiconductors & Semiconductor Equipment		30,194,901

Software - 21.0%
2U, Inc.*	520,135	12,353,206
ANSYS, Inc.*	7,947	2,080,763
Autodesk, Inc.*	41,126	7,695,908
Materialise NV (Belgium)*(a)	596,882	12,212,206
Splunk, Inc.*	42,413	5,953,089
Synopsys, Inc.*	13,914	2,186,168
Total Software		42,481,340

Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	13,663	4,014,189
Nano Dimension Ltd. (Israel)*(a)	80,433	65,368
Stratasys Ltd.*	797,297	14,112,157
Total Technology Hardware, Storage & Peripherals		18,191,714

Total Common Stocks (Cost $182,997,095)		202,132,289

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.15% (b) (Cost $173,451)	173,451	173,451

Total Investments–100.0% (Cost $183,170,546)		202,305,740
Liabilities in Excess of Other Assets–(0.0)%(c)		(48,748)
Net Assets–100.0%		$202,256,992

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2020.
(c)	Less than 0.05%

Schedule of Investments (continued)

ARK Autonomous Technology & Robotics ETF

April 30, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2020, based upon the three levels defined above:

ARK Autonomous Technology & Robotics ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$202,132,289	$–	$–	$202,132,289
Money Market Fund	173,451	–	–	173,451
Total	$202,305,740	$–	$–	$202,305,740

(d)   Please refer to the Schedule of Investments to view securities segregated by industry type.